Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 18, 2024
Balance (in Shares) at Jun. 18, 2024
Net income
Balance at Jun. 30, 2024
Balance (in Shares) at Jun. 30, 2024
Balance at Jun. 18, 2024
Balance (in Shares) at Jun. 18, 2024
Net income					(104,287)
Balance at Sep. 30, 2024		$ 671	24,329	(104,287)	(79,287)
Balance (in Shares) at Sep. 30, 2024		6,708,333
Balance at Jun. 18, 2024
Balance (in Shares) at Jun. 18, 2024
Issuance of Class B ordinary shares to Sponsor		$ 671	24,329		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		6,708,333
Sale of Private Placement Warrants	$ 66		6,471,934		6,472,000
Sale of Private Placement Warrants (in Shares)	663,125
Fair value of Public Warrants at issuance			525,000		525,000
Sale of Restricted Shares	$ 33		159,217		159,250
Sale of Restricted Shares (in Shares)	325,000
Allocated value of transaction costs to Class A ordinary shares			(71,958)		(71,958)
Accretion for ordinary shares subject to redemption			(7,108,522)	(6,282,312)	(13,390,834)
Net income				(71,891)	(71,891)
Balance at Dec. 31, 2024	$ 99	$ 671		(6,354,203)	(6,353,433)
Balance (in Shares) at Dec. 31, 2024	988,125	6,708,333
Balance at Jun. 30, 2024
Balance (in Shares) at Jun. 30, 2024
Issuance of Class B ordinary shares to Sponsor		$ 671	24,329		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		6,708,333
Net income				(104,287)	(104,287)
Balance at Sep. 30, 2024		$ 671	24,329	(104,287)	(79,287)
Balance (in Shares) at Sep. 30, 2024		6,708,333
Balance at Dec. 31, 2024	$ 99	$ 671		(6,354,203)	(6,353,433)
Balance (in Shares) at Dec. 31, 2024	988,125	6,708,333
Forfeiture of Founder Shares		$ (88)	88
Forfeiture of Founder Shares (in Shares)		(875,000)
Accretion for ordinary shares subject to redemption			(88)	(1,785,596)	(1,785,684)
Net income				1,447,897	1,447,897
Balance at Mar. 31, 2025	$ 99	$ 583		(6,691,902)	(6,691,220)
Balance (in Shares) at Mar. 31, 2025	988,125	5,833,333
Balance at Dec. 31, 2024	$ 99	$ 671		(6,354,203)	(6,353,433)
Balance (in Shares) at Dec. 31, 2024	988,125	6,708,333
Net income					4,346,140
Balance at Sep. 30, 2025	$ 99	$ 583		(7,473,211)	(7,472,529)
Balance (in Shares) at Sep. 30, 2025	988,125	5,833,333
Balance at Mar. 31, 2025	$ 99	$ 583		(6,691,902)	(6,691,220)
Balance (in Shares) at Mar. 31, 2025	988,125	5,833,333
Accretion for ordinary shares subject to redemption				(1,819,161)	(1,819,161)
Net income				1,631,524	1,631,524
Balance at Jun. 30, 2025	$ 99	$ 583		(6,879,539)	(6,878,857)
Balance (in Shares) at Jun. 30, 2025	988,125	5,833,333
Accretion for ordinary shares subject to redemption				(1,860,391)	(1,860,391)
Net income				1,266,719	1,266,719
Balance at Sep. 30, 2025	$ 99	$ 583		$ (7,473,211)	$ (7,472,529)
Balance (in Shares) at Sep. 30, 2025	988,125	5,833,333